Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

NOTE 10 – INCOME TAXES

Income tax expense (benefit) was as follows:

	2011	2010
Current	$0	$(284,241)
Deferred	409,736	(812,510)

Total income tax expense (benefit)	$409,736	$(1,096,751)

Total income tax expense differed from the amounts computed by applying the federal income tax rate of 34% in all periods presented to income before income taxes as a result of the following for the periods ended December 31:

	2011	2010
Income tax at statutory rate	$497,432	$(1,024,257)
Tax exempt income	(58,283)	(58,023)
Income from life insurance contracts	(34,318)	(33,999)
Other, net	4,905	19,528

	$409,736	$(1,096,751)

The components of the net deferred tax asset (liability) as of December 31 are as follows:

	2011	2010
Deferred tax assets:
Bad debt deduction	$726,783	$1,318,592
Deferred loan fees and costs	11,661	20,430
Deferred and accrued compensation	120,248	99,653
Accrued expenses	0	519
Stock option expense	48,863	48,625
Nonaccrual loan interest income	74,647	45,063
Depreciation	20,350	0
Deferred income	41,798	27,617
OREO writedowns	27,073	19,062
Tax credit carryforwards	81,027	85,827
Net operating loss carryforward	76,640	0
Other	7,555	3,224

	1,236,645	1,668,612
Deferred tax liabilities:
Unrealized gain on securities available for sale	(204,866)	(107,606)
Prepaid expenses	(20,751)	(40,537)
FHLB stock dividends	(27,710)	(27,710)
Depreciation	0	(10,093)

	(253,327)	(185,946)

Net deferred tax asset	$983,318	$1,482,666

As of December 31, 2011, the Company had net operating losses of $225,413 which will expire if unused by 2031. The Company had Alternative Minimum Tax (AMT) tax credit carryforwards of $81,027, which do not expire.

For the years ended December 31, 2011 and 2010, management has concluded that no valuation allowance was necessary on deferred tax assets as it believes it is more likely than not that the deferred tax assets will be realized.

At December 31, 2011 and 2010, the Company had no ASC 740-10 unrecognized tax benefits or accrued interest and penalties recorded. The Company does not expect the amount of unrecognized tax benefits to significantly increase within the next twelve months. The Company recognizes interest and penalties as a component of income tax expense. No expense was recorded for interest or penalties for 2011 or 2010. No amounts were accrued for interest or penalties at December 31, 2011 or 2010.

The Company and its subsidiary are subject to U.S. federal income tax as well as income tax in the state of Ohio for Western Reserve Bancorp. The Bank is subject to tax in Ohio based upon its net worth. The Company is no longer subject to examination by taxing authorities for years prior to 2008.